ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK	9 Months Ended
Sep. 30, 2024
Additional information [abstract]
ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK

NOTE 36. ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK
36.1.    Deposit Insurance
Through Law No. 24,485 and Executive Order No. 540/95, the creation of the Deposit Insurance System was arranged, in order to cover the risk of bank deposits in addition to the privileges and protection system established in the Financial Institutions Act.
By Executive Order No. 1127/98, the National Executive Branch established the maximum coverage limit of the insurance system including demand or time deposits, either in Argentine pesos and/or foreign currency. As of January 1, 2023, this limit was established at Ps. 6,000. As of April 1, 2024, this amount increased to Ps. 25,000.
Deposits made by other financial institutions (including time deposits certificates acquired by secondary trading) are not included in this system, nor deposits made by persons directly or indirectly related to the institution, deposits of securities, acceptances or guarantees, or deposits made at a rate higher than the rate periodically established by the Argentine Central Bank. The deposits which ownership has been acquired via endorsement, financial products offering additional incentives to the interest rate, and the fixed balances from deposits and other transactions excluded, are also excluded from this system. This system has been implemented through the creation of a fund denominated “Deposit Insurance Scheme” (Fondo de Garantía de los Depósitos, FGD), administered by Seguros de Depósitos S.A. (SEDESA) and which shareholders are the Argentine Central Bank and the financial institutions in the proportion defined by SEDESA based on the contributions to the aforementioned fund.
For each entity, the monthly contribution to the Fund is 0.015% on the monthly average of all deposits comprised.
36.2    Restricted Availability Assets
As of the indicated dates, there are restrictions on the free availability of the following assets:
Banco de Galicia y Buenos Aires S.A.U.
a)    Cash at Banks and Government Securities

Items	09.30.24	12.31.23
For Operations in the Rosario Forward Market, MAE and BYMA	102,567,335	145,554,111
For Capacity of Repo Transactions	5,367,079	5,278,492
For Operations with Debit/Credit Cards	67,788,811	44,088,917
For Attachments	10,009	20,874
Minimum Offsetting Entry required to Operate as CNV Agents	1,904,249	1,524,557
Guarantees of the Competitiveness Program for Regional Economies (IDB - FONDEFIN)	211,195	273,479
For Other Operations (includes Deposits as Collateral from Rentals)	211,547	373,201
For Forward Purchases for Repurchase Transactions	48,303,707	47,506,425
For Surety Guarantees	695,248,595	342,400,067
b)    Escrow Accounts
Escrow accounts have been opened in the Argentine Central Bank for the operations related to the electronic clearing houses, cancellation checks and other similar operations which as of the indicated dates amounted to:

Items	09.30.24	12.31.23
Escrow Accounts	200,592,234	191,683,567
c)    Interests in Other Companies
The item “Investments in other Companies” includes the amount of 1,222,406 non-transferable non- endorsable registered ordinary shares of Electrigal S.A., which transfer is subject to the approval of the national authorities, in accordance with the terms of the concession contract duly signed.
d)    Contribution to Risk Funds
Banco Galicia, as a protective partner in the Risk Funds of Garantizar S.G.R., Don Mario S.G.R., Movil S.G.R., Potenciar S.G.R., Bind Garantías S.G.R., and Aval Ganadero S.G.R., undertakes to maintain the contributions made to them for a period of 2 years.

Items	09.30.24	12.31.23
Fondo de Riesgo de Garantizar S.G.R.	17,211,026	6,617,957
Don Mario S.G.R.	2,200,000	1,612,648
Móvil S.G.R.	2,632,700	2,217,390
Potenciar S.G.R.	5,018,353	2,415,651
Bind Garantías S.G.R.	50,000	100,790
Aval Ganadero S.G.R.	480,000	—
Inviu S.A.U.

Items	09.30.24	12.31.23
Minimum Offsetting Entry required to Operate as CNV Agents	377,325	616,981
Deposits as Collateral	4,570,753	1,399,873
Surety Bonds	—	13,705
Naranja Digital Compañía Financiera S.A.U.
Escrow accounts have been opened in the Argentine Central Bank for the operations related to the electronic clearing houses, cancellation checks and other similar operations which as of the indicated date amounted to:

Items	09.30.24	12.31.23
Escrow Accounts	28,387,295	9,821,281
Tarjeta Naranja S.A.U.

Items	09.30.24	12.31.23
Attachments related to Legal Cases	1,245	1,245
Guarantees related to Rental Contracts	22,442	16,006
Guarantees related to consumer transactions with credit card abroad	3,341,637	11,622,179
Galicia Asset Management S.A.U.

Items	09.30.24	12.31.23
Minimum offsetting entry required to operate as Escrow Agent for Collective Investment Products, Mutual Funds as required by the CNV(*)	675,914	527,781
(*) As of September 30, 2024, it corresponds to 15,500,000 shares of the FIMA Capital Plus Class “C” Fund.
Galicia Securities S.A.U.

Items	09.30.24	12.31.23
Minimum Offsetting Entry required to Operate as CNV Agents	423,507	399,687
Deposits as Collateral	1,421,014	23,468,674
Galicia Holdings US Inc.

Items	09.30.24	12.31.23
Guarantees related to Rental Contracts	133,691	—
The total assets of restricted availability for the items indicated in the aforementioned controlled companies, as of the indicated dates, is as follows:

Items	09.30.24	12.31.23
Total Restricted Availability Assets	1,189,151,663	839,555,538
36.3    Fiduciary Activities
a)    Trust Contracts for Purposes of Guaranteeing Compliance with Obligations:
Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A.U., as fiduciary property, amounts to be applied according to the following breakdown:

Contract date	Trustor	Balances	Maturity(*)
11.23.11	Exxon Mobil	265,814	04.19.25
09.12.14	Copp. de Trab. Portuarios	10,561	09.12.24
03.08.23	Fondo Fiduciario Aceitero	8,827	12.31.24
12.12.23	Fdo. Anticiclico Agroalim 2023	3,813	12.31.24
	Total	289,015
(*) These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.
b)    Financial Trust Contracts:
Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Contract date	Trust	Balances of Trust Funds	Maturity (*)
12.06.06	GAS I	975,291	12.31.24
05.14.09	GAS II	20,263,105	12.31.24
06.08.11	MILA III	129,229	12.31.24
09.01.11	MILA IV	20,878	12.31.24
	Total	21,388,503
(*) Estimated date since maturity date shall occur at the time of the distribution of all of trust assets.
36.4.    Compliance with regulations required by the National Securities Commission
(a)    Agents - Minimum Offsetting Entry Required
Banco de Galicia y Buenos Aires S.A.U.
Within the framework of the provisions of Resolution No. 622/13 of the CNV, the Bank has obtained registration in the registry kept by said body in the categories of Escrow Agent for Collective Investment Products, Mutual Funds, in the Financial Trustors’ Registry No. 54 and Comprehensive Settlement and Offsetting Agent No. 22 (ALyC and AN - INTEGRAL).
As of September 30, 2024, for the Escrow Agent for Collective Investment Products, Mutual Funds in the Financial Trustors' Registry, the required Shareholders' Equity amounts to Ps. 1,121,333, and the minimum required offsetting entry is Ps. 560,667.
In the case of ALyC and AN - INTEGRAL, said requirement amounts to Ps. 555,178, with the minimum offsetting entry required being Ps. 277,589.
The Entity integrated these requirements with Argentine Republic Bonds, Adjusted by CER, valued at amortized cost in the amount of Ps. 1,904,249, whose fair value is Ps. 1,548,000, which are held in escrow in Caja de Valores (Comitente 100100).
Galicia Asset Management S.A.U.
In accordance with the requirements set forth in CNV Resolution No. 622/13, the minimum Shareholders' Equity required to operate as Escrow Agent for Collective Investment Products, Mutual Funds, amounts to Ps. 1,310,189 and the minimum offsetting entry amounts to Ps. 655,094.
As of September 30, 2024, the Shareholders' Equity of Galicia Asset Management S.A.U. exceeds the minimum required by said Resolution.
Galicia Asset Management S.A.U. integrated said requirement with 15,500,000 shares of Fondo FIMA MIX I Class “C,” equivalent to Ps. 675,914.
Galicia Securities S.A.U.
Within the framework of the provisions of CNV Resolution No. 622/13, Galicia Securities S.A.U. has obtained registration in the registry kept by said body in the categories “Own Settlement and Offsetting Agent (ALyC and AN Own Portfolio)” and “Placement and Distribution Agents of Mutual Funds.”
In accordance with the established requirements, the ALyC and AN Own Portfolio must have a minimum Shareholders' Equity equivalent to 470,350 Units of Purchasing Value (Unidades de Valor Adquisitivo, UVA), such semi-annual requirement amounting to Ps. 549,949 as of June 30, 2024, with the minimum offsetting entry being Ps. 274,975.
In the case of a Placement and Distribution Agents of Mutual Funds, its Shareholders' Equity must be equivalent to 163,500 UVA, such requirement amounting to Ps. 191,170, with the minimum offsetting entry required of Ps. 95,585.
As of September 30, 2024, the Shareholders' Equity of Galicia Securities S.A.U. exceeds the minimum required as per the above paragraphs.
Galicia Securities S.A.U. integrated these requirements with National Treasury Bills - S14O4.
INVIU S.A.U.
Within the framework of the provisions of CNV General Resolution No. 622/13, INVIU S.A.U.. has obtained registration in the registry kept by said body in the categories “Own Settlement and Offsetting Agent (ALyC and AN Own Portfolio)” and “Placement and Distribution Agents of Mutual Funds.”
In accordance with the established requirements, the ALyC and AN Own Portfolio must have a minimum Shareholders' Equity equivalent to 470,350 Units of Purchasing Value (Unidades de Valor Adquisitivo, UVA), such semi-annual requirement amounting to Ps. 549,949 as of June 30, 2024, with the minimum offsetting entry being Ps. 274,975.
In the case of a Placement and Distribution Agents of Mutual Funds, its Shareholders' Equity must be equivalent to 163,500 UVA, such requirement amounting to Ps. 191,170, with the minimum offsetting entry required of Ps. 95,585.
As of September 30, 2024, the Shareholders' Equity of INVIU S.A.U. exceeds the minimum required established in the preceding paragraphs.
INVIU S.A.U. integrated this requirement with a demand account opened at JP Morgan Chase Bank National Association, for the amount of Ps. 377,325.
(b) Escrow Agent for Collective Investment Products, Mutual Funds
Likewise, in compliance with Art. 7 of Chapter II, Title V of said resolution, Galicia Administradora de Fondos S.A., in its capacity as Escrow Agent for Collective Investment Products of Mutual Funds (depositary company): “Fima Acciones,” “Fima P.B. Acciones,” “Fima Renta En Pesos,” “Fima Ahorro Pesos,” “Fima Renta Plus,” “Fima Premium,” “Fima Ahorro Plus,” “Fima Capital Plus,” “Fima Abierto Pymes,” “Fima Mix I,” “Fima Mix II,” “Fima Renta Fija Internacional,” “Fima Acciones Latinoamericanas en dólares,” “Fima Sustentable ASG,” “Fima Renta Fija Dólares” and “Fima Mix Dólares,” it is hereby stated that the total quantity held in escrow as of September 30, 2024 is 101,913,347,528 shares, their cash value being Ps. 6,408,337,558, which is reflected in the account “Depositors of Securities Held in Escrow.” At the closing of the previous fiscal year, securities held in escrow amounted to the quantity of 83,582,052,338 shares and their cash value was Ps. 7,022,958,149.
The equity of the Mutual Funds is detailed below as of the indicated dates:

Investment Mutual Fund - Equity	09.30.24	12.31.23
Fima Acciones	70,093,370	57,197,137
Fima P.B. Acciones	42,400,812	32,872,983
Fima Renta En Pesos	96,375,402	163,541,767
Fima Ahorro Pesos	308,046,712	119,958,286
Fima Renta Plus	67,810,300	111,507,466
Fima Premium	5,307,052,703	5,806,470,155
Fima Ahorro Plus	306,887,156	201,446,287
Fima Capital Plus	126,233,261	452,214,412
Fima Abierto Pymes	11,395,030	13,703,353
Fima Mix I	24,023,884	37,518,517
Fima Mix II	6,202,163	8,491,227
Fima Renta Fija Internacional	5,337,897	9,588,923
Fima Sustentable ASG	3,849,168	7,378,383
Fima Acciones Latinoamericanas Dólares	486,086	1,069,253
Fima Renta Fija Dólares	3,247,378	—
Fima Mix Dólares	28,896,236	—
Total	6,408,337,558	7,022,958,149
All the previously detailed operations are recorded in Off-Balance Sheet Items - Securities held in Escrow.
(c)    Documentation Safeguarding
In accordance with CNV General Resolution No. 629, the Group informs that it is in possession of supporting documentation of accounting and management operation safeguarded at AdeA (Tax ID. No. 30- 68233570-6) Plant III, located in Ruta Provincial 36 km 31.5 N° 6471 (PC 1888) Bosques, Province of Buenos Aires, legal domicile at Av. Juramento 1775, Piso 4 (1428), City of Buenos Aires.
36.5.    ACCOUNTS THAT IDENTIFY COMPLIANCE WITH THE MINIMUM CASH
As of September 30, 2024, the balances recorded in the regulatory items are the following:

		In currency
Item	Ps.	Thousand US$	Euros(*)
Checking Accounts held in the Argentine Central Bank	436,566,666	1,775,747	28
Special Accounts in the Argentine Central Bank	196,877,899	4,490	—
National Treasury Bonds in Argentine Pesos Computable for Minimum	221,037,899	—	—
Argentine Government Securities	481,257,860	—	—
Total in Concept of Integration of the Minimum Cash	1,335,740,324	1,780,237	28
(*) Stated in thousand US$.
The determination of the minimum capital position on Banco Galicia's individual basis is detailed below: Balances are disclosed in accordance with the standard and currency in force in each period/fiscal year.

Items	09.30.24	12.31.23
Capital Requirement	1,001,481,864	454,010,943
Integration	3,240,767,450	1,376,283,996
Excess of Integration	2,239,285,586	922,273,053
36.6.    PENALTIES APPLIED TO BANCO DE GALICIA Y BUENOS AIRES S.A.U. AND PRELIMINARY PROCEEDINGS FILED BY THE ARGENTINE CENTRAL BANK
Penalties applied to the financial institution pending as of September 30, 2024
UIF Proceedings - Docket 867/13.
•Penalty notification date: June 19, 2020.
•Reason of the Penalty: alleged non-compliance with the provisions of Article 21 of the Anti-Money Laundering Law and alleged non-compliance with the provisions of UIF Resolution No. 121/11, especially with the provisions of Article 13 (Paragraph j), Article 14 (Paragraph h), Article 21 (Paragraph a), Article 23 and Article 24 (Paragraphs d and e). These objections are linked to the risk matrix and the operations monitoring system in relation to the prevention of money laundering and financing of terrorism and the alleged lack of required information.
•Amount applied and those responsible sanctioned (penalties): penalties for global amounts of Ps. 440 to the Bank and eight Directors.
•Status of the case: On September 14, 2020, the direct appeal to the penalty was filed before the National Court of Appeals for Federal Administrative Disputes of the Federal Capital, under the terms of Article 25 of Law No. 25,246, amended by Law No. 24,144; Room III was designated to issue judgment. On February 19, 2021, the Financial Information Unit (Unidad de Información Financiera, UIF) answered the direct appeal; on March 3, 2021, the procedural step was taken by which the parties were warned that judgment was being considered, and on November 30, 2023, Room III of the National Court of Appeals for Federal Administrative Matters decided to reject the direct appeal filed, with costs awarded. On December 15, 2023, a Federal Extraordinary Appeal was filed against this last decision. On February 2, 2024, the UIF answered the direct appeal. On February 22, 2024, the Court of Appeals denied the Extraordinary Federal Appeal, also establishing the compensation for the lawyers of the UIF. On February 29, 2024, an appeal was filed against this resolution before the Argentine Supreme Court of Justice; no decision has so far been made.
UIF Proceedings - Docket No. 127/18.
•Date of notification of the opening of the summary proceeding: April 18, 2022.
•Imputation of Charges: Alleged breaches in the determination of customer profile, deficiencies in the implementation of technological tools and monitoring and in the parameterization of alerts, as well as the alleged untimeliness of an STR filed and failure to file an STR of a customer; this in alleged violation of Articles 20 bis, 21 Paragraphs a) and b), and 21 bis of Law No. 25,246; and Articles 3 (Paragraph g); 21 (Paragraphs g and j); 22 (Paragraph a-); 23; 24 (Paragraphs d-, e- and f-); and 34 of UIF Resolution No. 121/2011, as amended.
•Defendants: The Bank and seven Directors.
•Status of the case: on July 1, 2022, the defense and presentation of evidence was filed together with several motions. On February 17, 2023, it was decided to proceed to the admittance of evidence, which was subsequently produced. On April 14, 2023, notice was served to present the argument on the merits of the evidence, which was presented on April 28.
Argentine Central Bank Summary Proceeding No. 1613.
•Date of notification of the opening of the summary proceeding: August 24, 2023.
•Imputation of Charges: Alleged violation of the provisions of the Ordered Text of the rules on the “Regulation of the bank checking account”, according to Communication “A” 4971. OPASI Circular 2 - 402. Schedule. Section 7, Paragraph 7.3, Points 7.3.1.5 -in accordance with the provisions of Section 8, Points 8.2.3-, 7.3.3.2 i) and 7.3.3.2 iii) (as supplemented and amended) due to an alleged failure to ratify in court the report of loss and an inadequate report of the checks in the Information Regimes regarding two checks corresponding to a customer which were rejected due to an “Order not to pay - With funds.”
•Defendants: the Bank, three Managers and a Check Processing Leader.
•Status of the case: On September 12, 2023, a general reply was filed by all the defendants, and on September 25, 2023, additional personal replies were filed. On February 29, 2024, it was resolved to open the summary proceeding for submitting evidence, rejecting part of it -with respect to which a reservation was filed- and admitting the rest. After the evidence was favorably submitted, on April 12, the discovery period was closed, and a ten-day notice was served in order to present arguments on the merits of the evidence, and the arguments were presented on April 26, 2024, with no further developments in the case.
Argentine Central Bank Summary Proceeding No. 1620.
•Date of notification of the opening of the summary proceeding: December 18, 2023.
•Imputation of Charges: Alleged violation of the provisions of the Ordered Text of the “Minimum Standards on Internal Controls for Financial Institutions”, according to Communication “A” 6552, Circular CONAU 1 - 1289, Schedule I, Section I - Basic Concepts-, Point 1 - Internal Control, and Section IV - Design and Documentation of Controls-, Point 1 - Responsibilities in the Design and Implementation of Controls-, as supplemented and amended; and the Ordered Text of the rules on “Guidelines for Risk Management in Financial Institutions”, according to Communication “A” 5398, Circular RUNOR 1 - 1013, Schedule, Section 1 - Risk Management Processes-, Point 1.1. -Scope of the Guidelines-, Point 1.4. -General Principles-, Sub-point 1.4.3, and Section 6 -Operational Risk Management-, Point 6.1.2., as supplemented and amended, due to alleged failures in internal controls and deficiencies in the management of the financial entity between 09.02.19 and 08.05.22.
•Defendants: The Bank and nineteen officers (Directors, Syndics, Managers and Tribe Leaders).
•Status of the case: On February 2, 2024, a general reply was filed by all the defendants, and on March 7, 8 and 20, additional personal replies were filed. On April 24, 2024, it was resolved to open the summary proceeding to submit evidence, which was partially rejected -with respect to which a request to preserve the right of defense and a reversal request were filed- and the rest was admitted. On May 30, 2024, the discovery period was closed, and a ten-day notice was served in order to present arguments on the merits of the evidence, and the arguments were presented on June 13, 2024, with no further developments in the case.
Argentine Central Bank Summary Proceeding No. 7732.
•Penalty notification date: August 8, 2022.
•Imputation of Charges: Having conducted exchange transactions made by customers without the prior approval of the Argentine Central Bank in alleged violation to Article 1, paragraphs e) and f) of the Foreign Exchange Criminal Regime (as amended by Executive Order No. 480/95), which includes the regulations of points 5, 6, 9, 10, 15 and 18 of Communication “A” 6770, Communication “A” 6815, Communications “C” 43716, 49077, 50737, 52384, 52388, 57618, 62862, 66581, 66582, 67343, 70322, 81561, 82665, and 84797, as amended and supplemented.
•Responsible persons receiving penalties: General Manager, Area Managers and other officers.
•Status of the case: On February 28, 2023, the case was presented for the defense of all the defendants. The statute of limitations was raised. The defendants’ individual replies for their defense were recently filed. On August 14, 2023, the demurrer with respect to two of the defendants was rejected, and on August 17, 2023, we filed a request to preserve the right of defense with respect to this demurrer. On January 25, 2024, the Argentine Central Bank rejected the demurrer filed with respect to another defendant, a resolution with respect to which we filed a request to preserve the right of defense on February 5, 2024, which was taken into account on April 3, 2024. Finally, on May 29, the trial period was opened and is currently in progress.
CNV Summary Proceeding No. 87/2024.
•Date of notification of the opening of the summary proceeding: April 30, 2024.
•Imputation of Charges: Alleged violation of Article 117, Paragraph “b”, of Law No. 26,831, as amended, Article 2°, Paragraphs “a”, “b” and “c”, Section II, Chapter III, Title XII, of the CNV Regulations (consolidated text of 2013 and amendments), and Article 59 of Law No. 19,550, based on a report prepared by the Argentine Central Bank and sent to the CNV, which indicates that it has detected a series of transactions that, affecting the volumes and prices considered, could have induced a distorted application of Communication “A” 7546 and complementary notes in the execution of put options that have the Argentine Central Bank as the acquiring party. In their report, they state that in spite of the difficulties to accurately establish the valuations of bonds with hybrid characteristics, such as dual bonds, accentuated by the low liquidity and a discontinuous distribution of the curve, the put options executed could not have been exercised at the resulting levels if there had not been transactions carried out on February 19 and 20, 2024 by the Bank and its related companies Galicia Securities S.A.U. and Inviu S.A.U. The transactions between the aforementioned companies allegedly allowed the exercise of the liquidity option (PUT) of the Dual Bond (TDE25) for NV Ps. 113 million according to Communication “A” 7546 and complementary notes, in apparent excess for an amount of Ps. 23,072,000 in relation to the amount that would have corresponded if an extrapolated price had been applied. The result generated by such transaction was registered under the line “Net Income from Financial Instruments at Fair Value through Profit or Loss” in the Statement of Income.
•Defendants: six Regular Directors and the three Regular Syndics of the Bank, three Regular Directors and the three Regular Syndics of Galicia Securities S.A.U. in office at the time of the facts, and five Regular Directors and the three Regular Syndics of INVIU S.A.U. in office at the time of the facts.
•Status of the case: During the period, the pertinent answers to the charge have been presented; on the other hand, the Argentine Central Bank debited the amount of Ps. 28,837,892 voluntarily offered by the Entity as full compensation for the alleged damage and interest, without prejudice to the defense arguments, or recognition of facts or rights, a situation that has been notified to the CNV.
As of the date of preparation of these Consolidated Condensed Interim Financial Statements, provisions have been made, the impact of which is registered in the line “Other Operating Expenses” in the Statement of Income, based on the opinion of our legal advisors, without excluding the possibility of changes in the situation that may occur in the future based on the progress of the case.
Subsequent to the end of the period, the following notification has been received:
Financial Summary No. 1631 (BCRA File No. EX2024-00152644-GDEBCRA#BCRA).
•Date of notification of the opening of the summary: October 23, 2024.
•Imputed charges: alleged management and/or internal control failures and weaknesses of the financial institution in apparent violation of the provisions in: (i) certain sections of the Consolidated Text of the "Minimum Standards on Internal Controls for Financial Entities" and its complementary and amended provisions; (ii) certain provisions of the Orderly Text of the “Norms on Guidelines for Risk Management in Financial Institutions”, as supplemented and amended; and (iii) certain provisions of the Orderly Text of the “Norms on Guidelines for Corporate Governance in Financial Institutions”, and its complementary and amended provisions. This, based on the transactions carried out between February 19, 2024 and February 21, 2024 by the Bank and its related companies Galicia Securities S.A.U. and INVIU S.A.U. with the Dual Bond (TDE25) and the subsequent execution of the liquidity option (put).
•Defendants: the Bank, seven directors, the General Manager, the former manager of the Financial Banking Area, the former manager of Trading & Global Markets, the former Trading Team Leader of the Trading & Global Markets Management and three traders of the Trading & Global Markets Management.
•Status of the case: To date, the Bank has presented its defense, denying the allegations received and presenting its defensive arguments.
It is considered that the resolution of these proceedings will not have a significant impact on the Group’s equity.
36.7.    ISSUANCE OF BONDS
Debt Securities issues are detailed in Notes 17 and 19.
36.8.    RESTRICTIONS TO DISTRIBUTION OF PROFITS
According to Art. 70 of the General Companies Act, Grupo Financiero Galicia S.A. must transfer to Legal Reserve 5% of the profit for the fiscal year, until said reserve reaches 20% of the capital stock plus the balance of the Capital Adjustment account.
As regards Banco Galicia, Argentine Central Bank regulations stipulate that 20% of the profits as per the Statement of Income at fiscal year closing must be allocated to Legal Reserve, plus (or minus) the Adjustments of the previous fiscal years and minus the accumulated loss, if any, at the closing of the previous fiscal year.
This proportion is applied regardless of the Legal Reserve to Capital Stock ratio. Whenever the Legal Reserve is used to absorb losses, profits may only be distributed again when the Reserve value reaches 20% of the Capital Stock plus the Capital Adjustment.
In accordance with the conditions established by the Argentine Central Bank, profits may only be distributed to the extent that Income is positive, after deducting the following items from the Retained Earnings, in addition to the Legal Reserve and that set forth in Bylaws, which set up be enforceable: the difference between the book value and the market value of public sector assets, and/or Argentine Central Bank's debt instruments not valued at market price, the amounts activated by deposits-related judicial causes, and the non-accounted adjustments required by the Argentine Central Bank and the external audit.
Additionally, another requirement in order to be able to distribute profits is to comply with the minimum capital technical ratio. The latter, exclusively for these purposes, will be determined by excluding the items mentioned above from asset and Retained Earnings. Likewise, the existing exemptions in terms of requirement, integration and/or minimum capital position will not be computed.
The Argentine Central Bank established that a capital conservation margin must be maintained in addition to the minimum capital requirement, equivalent to 3.5% of risk-weighted assets. Said margin must exclusively be integrated with Level 1 ordinary principal, net of deductible items. Income distribution will be limited when the level and composition of the entity's Regulatory Capital puts said distribution within the range of the capital conservation margin.
The Argentine Central Bank provided that income distribution must be performed with its prior authorization.
The Argentine Central Bank established that, from 01.01.24 until 12.31.24, the financial institutions may distribute income for up to 60% of the accumulated income, with prior authorization by said institution. In turn, said distribution may be made in 3 installments in homogeneous currency of each payment.
In May, the Argentine Central Bank authorized Banco Galicia the distribution of profits for a total amount of Ps.255,000,000 expressed in December 2023 currency, which were paid in full on the date of signing these condensed interim consolidated financial statements.
The Ordinary and Extraordinary General Meeting of Tarjeta Naranja S.A.U. held on March 16, 2006 resolved to set the maximum limit for the distribution of dividends at 25% of the realized and liquid earnings of each fiscal year, said restriction will remain in force as long as the Company's Shareholders' Equity is less than Ps. 300,000 (Ps. 104,293,726 in closing currency).